Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents

6.                  Cash and cash equivalents

		2017	2016

Cash and banks	(i)	1,428,766	2,178,611
Cash equivalents:
Domestic market		1,706,784	2,914,685
Foreign market	(i)	639,543	1,608,568
Total		3,775,093	6,701,864

(i)                   On December 31, 2017, it includes cash and banks of R$247,285 (R$172,430 on December 31, 2016) and cash equivalents of R$47,400 (R$29,169 on December 31, 2016) of the subsidiary Braskem Idesa, available for use exclusively in its project.

This item includes cash, bank deposits and highly liquid financial investments available for redemption within three months. These assets are convertible into a known cash amount and are subject to insignificant risk of change in value.

Cash equivalents in Brazil are mainly represented by fixed-income instruments and time deposits held by the FIM Jupiter fund. Cash equivalents abroad mainly comprise fixed-income instruments issued by first-class financial institutions (time deposit) with high market liquidity.